Note 9 - Customer and Geographic Information	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
9.  Customer and Geographic Information

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or group, in deciding how to allocate resources and in assessing performance.

The Company’s chief operating decision maker, the chief executive officer, reviews discrete financial information presented on a consolidated basis for purposes of regularly making operating decisions and assessing financial performance. Accordingly the Company considers itself to be in one operating segment, specifically the licensing and implementation of yield improvement solutions for integrated circuit manufacturers.

The Company had revenues from individual customers in excess of 10% of total revenues as follows:

	Year Ended December 31,
Customer	2015	2014	2013
A	53%	52%	33%
B	*	16%	17%
C	12%	11%	24%

*  represents less than 10%

The Company had accounts receivable balances from individual customers in excess of 10% of the gross accounts receivable balance as follows:

	December 31,
Customer	2015	2014
A	65%	51%
B	*	21%
C	*	* %

*  represents less than 10%

Revenues from customers by geographic area based on the location of the customers’ work sites are as follows (in thousands):

	Year Ended December 31,
	2015		2014		2013
	Revenues	Percentage of Revenues	Revenues	Percentage of Revenues	Revenues	Percentage of Revenues
United States	$45,082	46%	$44,963	44%	$39,057	38%
Germany	23,198	24	35,142	35	22,431	22
South Korea	10,629	11	5,667	6	20,953	21
Rest of the world	19,068	19	14,391	15	19,012	19
Total revenue	$97,977	100%	$100,163	100%	$101,453	100%

Long-lived assets, net by geographic area is as follows (in thousands):

	December 31,
	2015	2014
United States	$10,752	$8,240
Rest of the world	573	592
Total long-lived assets, net	$11,325	$8,832